COMMITMENTS - OPERATING LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum future lease payments under non-cancellable operating leases	$ 240,112,000	$ 207,609,000
Total operating lease expenses recognized in the consolidated income statements (External services provided by other companies-Leases)	66,923,000	63,014,000	$ 75,573,000
Total operating lease expenses recognized in the consolidated income statements (Infrastructure Leases)	11,889,000	3,376,000
Contingent payments on operating leases	0	0	0
Payment commitment for the early cancellation of leases	137,684,000	122,480,000	$ 127,531,000
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum future lease payments under non-cancellable operating leases	63,178,000	54,965,000
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum future lease payments under non-cancellable operating leases	124,913,000	116,182,000
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum future lease payments under non-cancellable operating leases	$ 52,021,000	$ 36,462,000